Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

23.Cash and cash equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank
-RMB deposits	20,433	365,613
-US$deposits	1,355,276	273,402
-HK$deposits	57	27
	1,375,766	639,042

Cash at banks earns interest at floating rates based on daily bank deposit rates.

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.